Expenses by nature (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Expense by nature
Share based payment expenses			£ 3,207	£ 4,785
Related party administrative expenses	£ 57	£ 21	151	42
Total administrative & research and development expenses
Expense by nature
Total administrative and research and development expenses	24,243	29,231	45,043	52,703
Research and development expenses
Expense by nature
Staff costs (excluding share-based payment expenses)	8,336	6,844	15,324	12,680
Consultancy costs	1,202	4,256	3,134	7,395
Research and development components, parts and tooling	2,036	6,867	4,333	11,876
Total expenses by nature	11,574	17,967	22,791	31,951
Administrative expenses
Expense by nature
Staff costs (excluding share-based payment expenses)	3,195	2,331	6,050	4,687
Share based payment expenses	2,063	2,856	3,207	4,785
Consultancy costs	1,025	544	1,641	1,173
Legal and financial advisory costs	1,063	717	1,781	1,771
HR advisory and recruitment costs	627	229	822	349
IT hardware and Software costs	1,906	1,819	3,767	3,407
Insurance and premises expenses	592	33	1,178	152
Marketing costs	433	696	585	774
Premises expenses	414	566	902	1,144
Depreciation expense	252	289	466	558
Amortisation expense	51	263	107	536
Depreciation on right of use property assets	202	157	360	326
Other administrative expenses	789	743	1,235	1,048
Related party administrative expenses	57	21	151	42
Total expenses by nature	£ 12,612	£ 11,243	£ 22,101	£ 20,710